                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- DEC. 1, 2007*

FUND (PROSPECTUS DATE)                                                                      PROSPECTUS FORM #
----------------------                                                                      -----------------
RiverSource(R) Variable Portfolio - Balanced Fund (May 1, 2007)                              S-6466-99 AA
RiverSource Variable Portfolio - Cash Management Fund (May 1, 2007)                          S-6466-99 AA
RiverSource Variable Portfolio - Core Bond Fund (May 1, 2007)                                S-6466-99 AA
RiverSource Variable Portfolio - Core Equity Fund (May 1, 2007)                              S-6347-99 E
RiverSource Variable Portfolio - Diversified Bond (May 1, 2007)                              S-6466-99 AA
RiverSource Variable Portfolio - Diversified Equity Income Fund (May 1, 2007)                S-6466-99 AA
RiverSource Variable Portfolio - Emerging Markets Fund (May 1, 2007)                         S-6466-99 AA
RiverSource Variable Portfolio - Fundamental Value Fund (May 1, 2007)                        S-6466-99 AA
RiverSource Variable Portfolio - Global Bond Fund (May 1, 2007)                              S-6466-99 AA
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (May 1, 2007)    S-6466-99 AA
RiverSource Variable Portfolio - Growth Fund (May 1, 2007)                                   S-6466-99 AA
RiverSource Variable Portfolio - High Yield Bond Fund (May 1, 2007)                          S-6466-99 AA
RiverSource Variable Portfolio - Income Opportunities Fund (May 1, 2007)                     S-6466-99 AA
RiverSource Variable Portfolio - International Opportunity Fund (May 1, 2007)                S-6466-99 AA
RiverSource Variable Portfolio - Large Cap Equity Fund (May 1, 2007)                         S-6466-99 AA
RiverSource Variable Portfolio - Large Cap Value Fund (May 1, 2007)                          S-6466-99 AA
RiverSource Variable Portfolio - Mid Cap Growth Fund (May 1, 2007)                           S-6466-99 AA
RiverSource Variable Portfolio - Mid Cap Value Fund (May 1, 2007)                            S-6466-99 AA
RiverSource Variable Portfolio - S&P 500 Index Fund (May 1, 2007)                            S-6466-99 AA
RiverSource Variable Portfolio - Select Value Fund (May 1, 2007)                             S-6466-99 AA
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (May 1, 2007)           S-6466-99 AA
RiverSource Variable Portfolio - Small Cap Advantage Fund (May 1, 2007)                      S-6466-99 AA
RiverSource Variable Portfolio - Small Cap Value Fund (May 1, 2007)                          S-6466-99 AA

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.

At a Joint Special Meeting of Shareholders of the Funds listed above, scheduled to be held on Jan. 29, 2008, shareholders who owned shares on Nov. 30, 2007 will vote on the following proposals:

1. To approve the reorganization of each Fund into a corresponding newly-formed series of RiverSource Variable Series Trust, a Massachusetts business trust.

2. For RiverSource Variable Portfolio - Core Bond Fund (Core Bond Fund) only, to approve the merger of Core Bond Fund into RiverSource Variable
     Portfolio - Diversified Bond Fund (Diversified Bond Fund), a fund that seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Core Bond Fund invests primarily, and Diversified Bond Fund invests at least 50%, in securities included the Lehman Brothers Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. Unlike Core Bond Fund, which does not invest in securities rated below investment grade, Diversified Bond Fund may invest up to 50% in lower-quality (junk) bonds.

--------------------------------------------------------------------------------
S-6466-103 C (12/07)
* Valid until further notice.

The following information includes unaudited financial highlights of RiverSource Variable Portfolio Funds as of June 30, 2007. This information supplements the "Financial Highlights" section of, and should be maintained with, current prospectuses for RiverSource Variable Portfolio Funds dated May 1, 2007. Additionally, effective Jan. 31, 2008, the Investment Company file number on the back of the prospectuses will change to "Investment Company Act File #811-22127".

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). EXCEPT FOR INFORMATION RELATING TO THE SIX-MONTH PERIOD ENDED JUNE 30, 2007, THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT. THE FUND'S ANNUAL AND SEMIANNUAL REPORTS ARE AVAILABLE UPON REQUEST.

RiverSource VP - Balanced Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $15.61              $15.44            $15.18         $14.17         $13.00         $12.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .20                 .13               .41            .35            .31            .31
Net gains (losses) (both realized
 and unrealized)                           .46                1.04               .72           1.02           1.17            .82
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .66                1.17              1.13           1.37           1.48           1.13
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.23)               (.10)             (.41)          (.36)          (.31)          (.31)
Distributions from realized gains         (.34)               (.90)             (.46)            --             --           (.14)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.57)              (1.00)             (.87)          (.36)          (.31)          (.45)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $15.70              $15.61            $15.44         $15.18         $14.17         $13.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,957              $2,071            $2,046         $2,437         $2,664         $2,416
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .84%(e)             .84%(e)           .77%           .82%           .78%           .80%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  2.53%(e)            2.43%(e)          2.63%          2.34%          2.16%          2.48%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    62%                 38%              130%           131%           133%           119%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          4.30%(g)            7.73%(g)          7.76%          9.68%         11.39%          9.40%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Cash Management Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                  $1.00               $1.00             $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .02                 .02               .04            .02             --            .01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.02)               (.02)             (.04)          (.02)            --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $1.00               $1.00             $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,188              $1,055              $999           $688           $773           $868
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c)                            .60%(d)             .60%(d)           .67%           .70%           .69%           .70%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  4.77%(d)            4.66%(d)          4.01%          1.88%           .47%           .72%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                          2.40%(f)            1.54%(f)          4.01%          1.92%           .48%           .72%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d)  Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(f)  Not annualized.

RiverSource VP - Core Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                  SIX MONTHS ENDED      PERIOD ENDED
                                                   JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                                    (UNAUDITED)           2006(B)           2006              2005        2004(C)
Net asset value, beginning of period                    $9.81               $9.77            $10.05         $10.01          $9.98
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .21                 .14               .39            .31            .14
Net gains (losses) (both realized and unrealized)        (.13)                .04              (.26)           .04            .03
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .08                 .18               .13            .35            .17
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.21)               (.14)             (.39)          (.31)          (.14)
Distributions from realized gains                          --                  --              (.02)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.21)               (.14)             (.41)          (.31)          (.14)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.68               $9.81             $9.77         $10.05         $10.01
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $79                 $66               $63            $58            $36
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(d),(e),(f)                                       .83%(g)             .83%(g)           .86%           .95%           .95%(g)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 daily net assets                                       4.43%(g)            4.28%(g)          3.97%          3.10%          2.33%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                             173%                106%              319%           339%           221%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                                          .85%(i)            1.85%(i)          1.38%          3.64%          1.67%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.89% for the six months ended June 30, 2007, 0.93% for the period ended Dec. 31, 2006 and 0.96%, 1.01% and 1.13% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Core Equity Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Dec. 31,
                                          2007(l)                    2006                 2005
Net asset value, beginning of period         $10.97                $11.14               $10.64
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .10                   .17                  .16
Net gains (losses) (both realized and
 unrealized)                                    .57                  1.41                  .53
----------------------------------------------------------------------------------------------
Total from investment operations                .67                  1.58                  .69
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.10)                 (.17)                (.16)
Distributions from realized gains              (.79)                (1.58)                (.03)
----------------------------------------------------------------------------------------------
Total distributions                            (.89)                (1.75)                (.19)
----------------------------------------------------------------------------------------------
Net asset value, end of period               $10.75                $10.97               $11.14
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $415                  $432                 $466
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(e),(f)                                 .40%(g),(h),(i)       .40%(g),(h)          .40%(g),(h)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                     1.84%(i)              1.63%                1.48%
----------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                         34%                   73%                 121%
----------------------------------------------------------------------------------------------
Total return(e)                               6.52%(j),(k)         15.79%(j)             6.57%(j)
----------------------------------------------------------------------------------------------


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Dec. 31,
                                            2004(b)          2004(c)        2004(d)        2003
Net asset value, beginning of period         $10.00           $10.14         $10.14       $7.96
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .05              .01            .06         .01
Net gains (losses) (both realized and
 unrealized)                                    .64             (.15)           .49        2.17
----------------------------------------------------------------------------------------------
Total from investment operations                .69             (.14)           .55        2.18
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.05)              --           (.05)         --
Distributions from realized gains                --               --             --          --
----------------------------------------------------------------------------------------------
Total distributions                            (.05)              --           (.05)         --
----------------------------------------------------------------------------------------------
Net asset value, end of period               $10.64           $10.00         $10.64      $10.14
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $529             $296           $529        $337
----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(e),(f)                                 .40%(i)         1.40%(i)        .99%       1.40%
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                     1.73%(i)          .11%(i)        .79%        .08%
----------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                         45%              77%           135%        104%
----------------------------------------------------------------------------------------------
Total return(e)                               6.95%(j),(k)    (1.38%)(k)      5.42%      27.45%
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.
(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.
(c)  For the period from Jan. 1, 2004 to Sept. 10, 2004.
(d)  For the period from Jan. 1, 2004 to Dec. 31, 2004.
(e) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.46% for the six months ended June 30, 2007 and 0.45% and 0.45% for the years ended Dec. 31, 2006 and 2005, respectively.
(h) Expense ratio is based on total expense of the Fund before reduction of earnings and bank credits on cash balances.
(i)  Adjusted to an annual basis.
(j) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(k)  Not annualized.
(l)  Six months ended June 30, 2007 (Unaudited).

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $10.47              $10.39            $10.66         $10.62         $10.40         $10.38
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .24                 .16               .43            .39            .38            .44
Net gains (losses) (both realized
 and unrealized)                          (.14)                .08              (.27)           .06            .22            .02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .10                 .24               .16            .45            .60            .46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.24)               (.16)             (.43)          (.41)          (.38)          (.44)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.33              $10.47            $10.39         $10.66         $10.62         $10.40
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $3,427              $2,745            $2,325         $1,824         $1,696         $1,765
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .73%(e)             .74%(e)           .80%           .82%           .81%           .81%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  4.73%(e)            4.57%(e)          4.15%          3.65%          3.60%          4.23%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                   167%                109%              292%           293%           295%           251%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          1.04%(g)            2.32%(g)          1.58%          4.27%          5.84%          4.50%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $15.48              $15.09            $13.83         $11.17          $9.65          $8.41
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .12                 .07               .23            .20            .17            .17
Net gains (losses) (both realized
 and unrealized)                          1.67                1.33              1.80           2.65           1.51           1.24
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          1.79                1.40              2.03           2.85           1.68           1.41
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.14)               (.05)             (.22)          (.19)          (.16)          (.17)
Distributions from realized gains         (.17)               (.96)             (.55)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.31)              (1.01)             (.77)          (.19)          (.16)          (.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $16.96              $15.48            $15.09         $13.83         $11.17          $9.65
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $4,087              $3,446            $2,877         $1,679           $843           $370
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .79%(e)             .91%(e)           .91%           .84%           .86%           .76%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.56%(e)            1.39%(e)          1.61%          1.66%          1.77%          2.13%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    16%                  5%               27%            25%            19%            39%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                         11.75%(g)            9.37%(g)         15.19%         25.59%         17.53%         17.00%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Emerging Markets Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)           2006              2005           2004           2003
Net asset value, beginning of
 period                                 $17.35              $16.32            $13.14          $9.80          $8.44          $7.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .08                (.02)              .09            .06            .09            .04
Net gains (losses) (both realized
 and unrealized)                          2.39                3.21              3.85           3.72           1.39           1.38
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          2.47                3.19              3.94           3.78           1.48           1.42
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.06)                 --              (.06)          (.06)          (.12)          (.02)
Distributions from realized gains        (1.00)              (2.16)             (.70)          (.38)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                      (1.06)              (2.16)             (.76)          (.44)          (.12)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $18.76              $17.35            $16.32         $13.14          $9.80          $8.44
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $685                $548              $427           $192            $46            $16
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.53%(e)            1.51%(e)          1.54%          1.55%          1.61%(f)       1.75%(f)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                   .97%(e)            (.36%)(e)          .68%           .58%           .65%           .67%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    58%                 46%              146%           120%           117%           191%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                         14.94%(h)           20.17%(h)         30.97%         39.60%         17.63%         20.25%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67% and 2.04% for the years ended Aug. 31, 2004 and 2003, respectively.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.

RiverSource VP - Fundamental Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                             SIX MONTHS ENDED         PERIOD ENDED         YEAR ENDED
                                                              JUNE 30, 2007             DEC. 31,            AUG. 31,
                                                               (UNAUDITED)              2006(B)             2006(C)
Net asset value, beginning of period                              $10.92                 $10.03              $10.06
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .09                    .03                 .02
Net gains (losses) (both realized and unrealized)                    .62                    .91                (.03)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     .71                    .94                (.01)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.09)                  (.02)               (.02)
Distributions from realized gains                                     --                   (.02)                 --
Tax return of capital                                                 --                   (.01)                 --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.09)                  (.05)               (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.54                 $10.92              $10.03
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $640                   $397                $232
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                .99%(f)               1.02%(f)            1.07%(f),(g)
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                            1.12%(f)                .83%(f)            1.27%(f)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             2%                     3%                  3%
---------------------------------------------------------------------------------------------------------------------
Total return(h)                                                    6.26%(i)               9.30%(i)            (.05%)(i)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.15% for the period ended Aug. 31, 2006.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $10.90              $10.79            $11.02         $10.82         $10.40         $10.02
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .18                 .12               .30            .34            .35            .34
Net gains (losses) (both realized
 and unrealized)                          (.10)                .11              (.17)           .39            .73            .61
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .08                 .23               .13            .73           1.08            .95
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.18)               (.12)             (.31)          (.53)          (.66)          (.57)
Distributions from realized gains           --                  --              (.05)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.18)               (.12)             (.36)          (.53)          (.66)          (.57)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.80              $10.90            $10.79         $11.02         $10.82         $10.40
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $944                $782              $692           $575           $409           $312
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.02%(e)            1.00%(e)          1.06%          1.08%          1.08%          1.09%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  3.25%(e)            3.22%(e)          2.85%          2.63%          2.76%          3.08%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    35%                 20%               65%            79%           105%           102%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                           .70%(g)            2.15%(g)          1.27%          6.75%         10.57%          9.56%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Global Inflation Protected Securities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                             SIX MONTHS ENDED      PERIOD ENDED
                                                              JUNE 30, 2007          DEC. 31,          YEAR ENDED AUG. 31,
                                                               (UNAUDITED)           2006(B)              2006        2005(C)
Net asset value, beginning of period                               $9.76              $10.04            $10.19         $10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .33                 .06               .47            .32
Net gains (losses) (both realized and unrealized)                   (.34)               (.10)             (.26)           .19
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (.01)               (.04)              .21            .51
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.08)               (.24)             (.34)          (.32)
Distributions from realized gains                                     --                  --              (.02)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.08)               (.24)             (.36)          (.32)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $9.67               $9.76            $10.04         $10.19
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $837                $582              $403           $116
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                .72%(f),(g)         .72%(f)           .72%(g)        .75%(f),(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                            5.25%(f)            1.09%(f)          4.23%          3.42%(f)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            34%                 --%               75%            29%
-----------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                    (.16%)(i)           (.49%)(i)         2.18%          5.22%(i)
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.74% for the six months ended June 30, 2007 and 0.77% and 0.87% for the periods ended Aug. 31, 2006 and 2005, respectively.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                  $7.50               $6.93             $6.61          $5.69          $5.45          $5.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .06                 .01               .06            .03            .02            .01
Net gains (losses) (both realized
 and unrealized)                           .37                 .57               .33            .91            .24            .45
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .43                 .58               .39            .94            .26            .46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.07)               (.01)             (.07)          (.02)          (.02)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $7.86               $7.50             $6.93          $6.61          $5.69          $5.45
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $666                $640              $612           $392           $261           $223
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .96%(e)            1.01%(e)           .91%           .92%           .85%           .99%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.53%(e)             .59%(e)          1.04%           .42%           .27%           .20%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    58%                 30%              156%           154%           192%           199%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          5.78%(g)            8.27%(g)          5.79%         16.74%          4.64%          9.29%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - High Yield Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                  $6.85               $6.68             $6.76          $6.60          $6.22          $5.66
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .24                 .16               .47            .44            .47            .48
Net gains (losses) (both realized
 and unrealized)                          (.01)                .19              (.09)           .16            .38            .54
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .23                 .35               .38            .60            .85           1.02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.24)               (.18)             (.46)          (.44)          (.47)          (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $6.84               $6.85             $6.68          $6.76          $6.60          $6.22
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,215              $1,216            $1,192         $1,246         $1,130           $843
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .87%(e)             .88%(e)           .87%           .83%           .82%           .83%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  7.00%(e)            7.35%(e)          7.02%          6.58%          7.30%          8.31%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    52%                 29%              106%           106%           139%           141%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          3.29%(g)            5.43%(g)          5.76%          9.31%         14.03%         18.81%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Income Opportunities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                    SIX MONTHS ENDED      PERIOD ENDED
                                     JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                      (UNAUDITED)           2006(B)              2006           2005        2004(C)
Net asset value, beginning of
 period                                  $10.32              $10.08            $10.39         $10.29          $9.93
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34                 .22               .64            .59            .15
Net gains (losses) (both realized
 and unrealized)                           (.08)                .24              (.26)           .18            .36
-------------------------------------------------------------------------------------------------------------------
Total from investment operations            .26                 .46               .38            .77            .51
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.34)               (.22)             (.64)          (.59)          (.15)
Distributions from realized gains          (.03)                 --              (.05)          (.08)            --
-------------------------------------------------------------------------------------------------------------------
Total distributions                        (.37)               (.22)             (.69)          (.67)          (.15)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.21              $10.32            $10.08         $10.39         $10.29
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $626                $409              $259            $45            $16
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e)                         .91%(f)             .90%(f)           .96%           .99%(g)        .99%(f),(g)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets       6.66%(f)            6.72%(f)          6.39%          5.69%          6.03%(f)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                     45%                 29%               87%            93%            36%
-------------------------------------------------------------------------------------------------------------------
Total return(h)                           2.49%(i)            4.66%(i)          3.76%          7.73%          5.17%(i)
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - International Opportunity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $13.19              $12.24            $10.02          $8.23          $7.19          $7.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .11                 .02               .12            .11            .08            .08
Net gains (losses) (both realized
 and unrealized)                          1.20                1.04              2.27           1.80           1.05            .16
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          1.31                1.06              2.39           1.91           1.13            .24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.11)               (.10)             (.17)          (.12)          (.09)          (.05)
Tax return of capital                       --                (.01)               --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.11)               (.11)             (.17)          (.12)          (.09)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $14.39              $13.19            $12.24         $10.02          $8.23          $7.19
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,303              $1,311            $1,266         $1,184           $974           $738
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.02%(e)            1.08%(e)          1.12%          1.04%           .98%          1.06%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.55%(e)             .55%(e)          1.04%          1.19%           .99%          1.19%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    47%                 20%               74%            90%           142%           102%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          9.95%(g)            8.72%(g)         23.82%         23.29%         15.77%          3.48%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Large Cap Equity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $25.04              $22.91            $21.48         $19.32         $18.04         $16.48
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .19                 .09               .29            .24            .14            .10
Net gains (losses) (both realized
 and unrealized)                          1.38                2.10              1.43           2.15           1.28           1.56
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          1.57                2.19              1.72           2.39           1.42           1.66
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.22)               (.06)             (.29)          (.23)          (.14)          (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $26.39              $25.04            $22.91         $21.48         $19.32         $18.04
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $3,506              $3,737            $3,733         $2,510         $2,535         $1,982
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .87%(e)             .83%(e)           .82%           .80%           .85%           .85%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.44%(e)            1.16%(e)          1.30%          1.13%           .72%           .62%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    35%                 21%               85%           132%           114%           115%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          6.29%(g)            9.59%(g)          8.02%         12.42%          7.87%         10.16%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Large Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                      SIX MONTHS ENDED         PERIOD ENDED
                                       JUNE 30, 2007             DEC. 31,                        YEAR ENDED AUG. 31,
                                        (UNAUDITED)              2006(B)                 2006              2005           2004(C)
Net asset value, beginning of period       $12.23                 $11.71               $10.99            $10.00             $9.99
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .08                    .05                  .17               .14               .05
Net gains (losses) (both realized and
 unrealized)                                  .64                   1.13                  .98              1.06               .02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .72                   1.18                 1.15              1.20               .07
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.08)                  (.05)                (.17)             (.14)             (.06)
Distributions from realized gains            (.05)                  (.61)                (.26)             (.07)               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.13)                  (.66)                (.43)             (.21)             (.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $12.82                 $12.23               $11.71            $10.99            $10.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $27                    $25                  $21               $15                $7
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e),(f)                      1.05%(g)               1.05%(g)             1.02%             1.05%             1.05%(g)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                1.28%(g)               1.33%(g)             1.55%             1.37%             1.03%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                       23%                    13%                  49%               52%               24%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             5.92%(i)              10.15%(i)            10.75%            12.04%              .69%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.08% for the period ended June 30, 2007, 1.23% for the period ended Dec. 31, 2006 and 1.20%, 2.55% and 2.85% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Mid Cap Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $11.42              $10.96            $12.43         $10.11         $10.09          $8.54
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .03                 .03              (.01)          (.04)          (.05)          (.05)
Net gains (losses) (both realized
 and unrealized)                          1.28                 .91              (.44)          2.36            .07           1.60
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          1.31                 .94              (.45)          2.32            .02           1.55
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.01)               (.03)               --             --             --             --
Distributions from realized gains         (.12)               (.45)            (1.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.13)               (.48)            (1.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $12.60              $11.42            $10.96         $12.43         $10.11         $10.09
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $653                $690              $709           $255           $225           $170
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .84%(e)             .88%(e)           .92%           .82%           .85%          1.06%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                   .41%(e)             .70%(e)          (.14%)         (.32%)         (.49%)         (.71%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    37%                 24%               43%            34%            25%            19%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                         11.55%(g)            8.54%(g)         (4.43%)        23.03%           .13%         18.20%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Mid Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                             SIX MONTHS ENDED      PERIOD ENDED
                                                              JUNE 30, 2007          DEC. 31,          YEAR ENDED AUG. 31,
                                                               (UNAUDITED)           2006(B)              2006        2005(C)
Net asset value, beginning of period                              $13.49              $12.65            $11.42         $10.15
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .10                 .05               .09            .01
Net gains (losses) (both realized and unrealized)                   1.96                 .98              1.27           1.28
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    2.06                1.03              1.36           1.29
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.05)               (.05)             (.09)          (.02)
Distributions from realized gain                                    (.01)               (.14)             (.04)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.06)               (.19)             (.13)          (.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $15.49              $13.49            $12.65         $11.42
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $572                $370              $228             $7
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                .98%(f)            1.07%(f)          1.11%(g)       1.08%(f),(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                            1.52%(f)            1.23%(f)          1.02%           .62%(f)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            17%                  4%               60%             7%
-----------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                   15.41%(i)            8.07%(i)         11.93%         12.70%(i)
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.44% and 2.97% for the periods ended Aug. 31, 2006 and 2005, respectively.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - S&P 500 Index Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                  $9.59               $8.85             $8.30          $7.54          $6.88          $6.24
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .07                 .04               .13            .13            .09            .08
Net gains (losses) (both realized
 and unrealized)                           .57                 .77               .57            .76            .66            .64
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .64                 .81               .70            .89            .75            .72
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.09)               (.03)             (.13)          (.13)          (.09)          (.08)
Distributions from realized gains         (.07)               (.04)             (.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.16)               (.07)             (.15)          (.13)          (.09)          (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.07               $9.59             $8.85          $8.30          $7.54          $6.88
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $406                $392              $367           $367           $283           $171
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    .50%(f)             .50%(f)           .50%           .50%           .49%           .50%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  1.45%(f)            1.44%(f)          1.46%          1.65%          1.21%          1.31%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                     2%                  2%                6%             5%            --%             5%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                          6.72%(h)            9.27%(h)          8.38%(i)      11.98%         10.84%         11.51%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.52% for the six months ended June 30, 2007, 0.51% for the period ended Dec. 31, 2006 and 0.53%, 0.56%, 0.57%, and 0.64% for the years ended Aug. 31, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.
(i) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.

RiverSource VP - Select Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                         SIX MONTHS ENDED      PERIOD ENDED
                                          JUNE 30, 2007          DEC. 31,                  YEAR ENDED AUG. 31,
                                           (UNAUDITED)           2006(B)              2006           2005        2004(C)
Net asset value, beginning of period          $11.37              $11.72            $11.45          $9.95          $9.98
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .05                 .04               .25            .05            .02
Net gains (losses) (both realized and
 unrealized)                                    1.22                 .79               .44           1.55           (.03)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                1.27                 .83               .69           1.60           (.01)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            (.06)               (.03)             (.25)          (.05)          (.02)
Distributions from realized gains               (.11)              (1.15)             (.17)          (.05)            --
------------------------------------------------------------------------------------------------------------------------
Total distributions                             (.17)              (1.18)             (.42)          (.10)          (.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.47              $11.37            $11.72         $11.45          $9.95
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $33                 $28               $27            $23             $9
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(d),(e),(f)                             1.02%(g)            1.09%(g)          1.08%          1.15%          1.15%(g)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                       .85%(g)             .95%(g)          2.19%           .45%           .50%(g)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                          45%                112%               35%            31%            13%
------------------------------------------------------------------------------------------------------------------------
Total return(h)                               11.19%(i)            7.13%(i)          6.17%         16.18%          (.11%)(i)
------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.65% for the six months ended June 30, 2007, 1.22% for the period ended Dec. 31, 2006 and 1.19%, 1.17% and 1.97% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Short Duration U.S. Government Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $10.13              $10.11            $10.21         $10.34         $10.46         $10.55
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .21                 .13               .36            .27            .25            .27
Net gains (losses) (both realized
 and unrealized)                          (.04)                .02              (.10)          (.13)          (.07)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .17                 .15               .26            .14            .18            .22
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.21)               (.13)             (.36)          (.27)          (.25)          (.27)
Distributions from realized gains           --                  --                --             --           (.05)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.21)               (.13)             (.36)          (.27)          (.30)          (.31)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $10.09              $10.13            $10.11         $10.21         $10.34         $10.46
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $452                $457              $463           $484           $506           $479
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        .78%(e)             .77%(e)           .82%           .83%           .82%           .82%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                  4.22%(e)            3.97%(e)          3.55%          2.67%          2.36%          2.47%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    80%                 58%              236%           171%           135%           179%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          1.71%(g)            1.55%(g)          2.61%          1.43%          1.70%          2.06%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Small Cap Advantage Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $13.03              $13.80            $15.11         $12.64         $11.25          $8.79
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .02                 .01                --           (.04)          (.05)          (.02)
Net gains (losses) (both realized
 and unrealized)                           .79                1.11               .61           3.14           1.44           2.48
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .81                1.12               .61           3.10           1.39           2.46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.01)               (.01)               --             --             --             --
Distributions from realized gains         (.59)              (1.88)            (1.92)          (.63)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.60)              (1.89)            (1.92)          (.63)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $13.24              $13.03            $13.80         $15.11         $12.64         $11.25
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $208                $220              $218           $235           $184           $102
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.01%(e)            1.08%(e)          1.06%          1.07%          1.10%          1.19%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                   .33%(e)             .22%(e)          (.02%)         (.28%)         (.42%)         (.20%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    73%                 74%              132%           112%           104%           124%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                          6.51%(g)            8.14%(g)          4.40%         24.88%         12.40%         27.96%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Small Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                   SIX MONTHS ENDED      PERIOD ENDED
                                    JUNE 30, 2007          DEC. 31,                         YEAR ENDED AUG. 31,
                                     (UNAUDITED)           2006(B)              2006           2005           2004           2003
Net asset value, beginning of
 period                                 $14.89              $15.06            $14.46         $13.10         $11.39          $9.52
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .04                 .02               .06            .02           (.02)          (.03)
Net gains (losses) (both realized
 and unrealized)                           .95                1.46              1.61           2.53           1.92           1.95
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .99                1.48              1.67           2.55           1.90           1.92
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.06)               (.02)             (.06)          (.01)            --           (.01)
Distributions from realized gains         (.41)              (1.63)            (1.01)         (1.18)          (.19)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.47)              (1.65)            (1.07)         (1.19)          (.19)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $15.41              $14.89            $15.06         $14.46         $13.10         $11.39
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $729                $619              $549           $412           $229           $134
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                       1.27%(e),(f)        1.26%(e),(f)      1.24%(f)       1.28%          1.27%          1.55%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net
 assets                                   .52%(e)             .48%(e)           .41%           .12%          (.20%)         (.43%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                    32%                 23%              102%            65%            84%            87%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                          6.76%(h)            9.99%(h)         12.28%         20.02%         16.78%         20.24%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have 1.32% for the six months ended June 30, 2007, 1.32% for the period ended Dec. 31, 2006 and 1.28% for the year ended Aug. 31, 2006.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.